CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Management of the Company determined on April 8, 2025, during the preparation of consolidated financial statements for the year ended December 31, 2024, that there were errors that were material to the Company’s previously issued interim consolidated financial statements for the quarterly period ended September 30, 2024 (the “Restated Period”), as included in the Company’s Quarterly Report on Form 10-Q for such period (the “Prior Filing”) and the Prior Filing needs to be restated. The Company’s Prior Filing, as well as any reports, related to earnings releases, investor presentations or similar communications of the Company’s Prior Filing should no longer be relied upon. Identified errors consisted of the following:

●	Note conversion agreements were entered into during September 2024 that were determined to be debt restructurings requiring recognition as extinguishments and share issuances at the time the conversion agreements were entered into were not accounted for as such. As such, the shares of Company common stock to be issued upon conversion were considered issued and outstanding for accounting purposes irrespective of the timing of when the shares were issued, though not considered issued or outstanding for legal purposes. Accordingly, the shares underlying those agreements were not properly accounted for or disclosed as share issuances and the associated obligations were not properly accounted for or disclosed as extinguishments in the Prior Filing. Additionally, there were embedded derivatives contained within each conversion agreement that were not properly identified, recorded at fair value at issuance, re-measured to fair value at the end of the reporting period, or disclosed in the Prior Filing. This has led to the overstatement of net loss, understatement of common stock, understatement of additional paid-in capital, overstatement of debt, and understatement of derivative liabilities in the Prior Filing.
●	True-up adjustments in the Company’s master service agreements were improperly classified as revenue instead of as a reduction to operating expenses in the Prior Filing. This has led to an overstatement of the Company’s revenue and selling, general and administrative expenses in the Prior Filing.
●	Fees paid on the Forward Purchase Agreement were improperly classified as change in fair value of forward purchase agreement, a component of other income (expense), instead of additional paid-in capital in the Prior Filing. The has led to an overstatement of additional paid-in capital and an overstatement of gain on forward purchase agreement modification in the Prior Filing.
●	Fees that were direct and incremental to the Business Combination were not accrued for as of the Merger Closing Date. This has led to an understatement of accrued expenses and an overstatement of additional paid-in capital in the Prior Filing.

The impact of the restatements on the line items within the previously reported unaudited condensed consolidated financial statement as of and for the nine months ended September 30, 2024 included in the Company’s Form 10-Q filed with the SEC on December 16, 2024 are as follows:

Consolidated Balance Sheet as of September 30, 2024 (unaudited) (in thousands)	As Previously Reported	Adjustment	As Restated
Accrued Expenses	$4,631	$(1,707)	$2,924
Due to Related Party	$686	$(686)	$—
Debt	$15,966	$(8,892)	$7,074
Due to Libertas	$1,057	$(1,057)	$—
Derivative liabilities	$—	$3,925	$3,925
Total current liabilities	$38,649	$(8,417)	$30,232
Total liabilities	$40,775	$(8,417)	$32,358
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Operations and Comprehensive Loss for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Revenues	$6,074	$(77)	$5,997
Selling, general and administrative expenses	$4,900	$(570)	$4,330
Loss from operations	$(3,026)	$(493)	$(2,533)
Interest expense	$(667)	$(10)	$(677)
Loss on extinguishment of debt	$—	$(952)	$(952)
Gain on extinguishment of debt	$—	$2,258	$2,258
Change in fair value of forward purchase agreement	$(8,575)	$452	$(8,123)
Gain on forward purchase agreement modification	$1,443	$104	$1,547
Change in fair value on derivative liabilities	$—	$(31)	$(31)
Total other income (expense)	$(9,152)	$1,821	$(7,331)
Loss before income taxes	$(12,178)	$2,314	$(9,864)
Net loss	$(12,178)	$2,314	$(9,864)
Net loss attributable to shareholders	$(12,238)	$2,314	$(9,924)
Comprehensive loss	$(12,159)	$2,314	$(9,845)
Comprehensive loss attributable to shareholders	$(12,219)	$2,314	$(9,905)
Basic and diluted net loss per share, common stock	$(0.61)	$0.14	$(0.47)
Weighted average shares outstanding of common stock	20,171,922		21,152,671

Unaudited Consolidated Statement of Operations and Comprehensive Loss for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Revenues	$17,299	$(918)	$16,381
Selling, general and administrative expenses	$11,773	$(1,411)	$10,362
Loss from operations	$(5,890)	$493	$(5,397)
Interest expense	$(1,820)	$(10)	$(1,830)
Loss on extinguishment of debt	$(592)	$(952)	$(1,544)
Gain on extinguishment of debt	$—	$2,258	$2,258
Change in fair value of forward purchase agreement	$(8,575)	$452	$(8,123)
Gain on forward purchase agreement modification	$1,443	$104	$1,547
Change in fair value on derivative liabilities	$—	$(31)	$(31)
Total other income (expense)	$(11,108)	$1,821	$(9,287)
Loss before income taxes	$(16,998)	$2,314	$(14,684)
Net loss	$(16,998)	$2,314	$(14,684)
Net loss attributable to shareholders	$(17,050)	$2,314	$(14,736)
Comprehensive loss	$(16,969)	$2,314	$(14,655)
Comprehensive loss attributable to shareholders	$(17,021)	$2,314	$(14,707)
Basic and diluted net loss per share, common stock	$(1.09)	$0.17	$(0.92)
Weighted average shares outstanding of common stock	15,643,799		15,973,225

Unaudited Consolidated Statement of Stockholders’ Deficit for the three months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Stockholders’ Deficit for the nine months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Common Stock	$2	$1	$3
Additional paid-in capital	$11,425	$6,103	$17,528
Accumulated deficit	$(39,910)	$2,314	$(37,596)
Stockholders’ deficit	$(28,340)	$8,418	$(19,922)
Total stockholders’ deficit	$(27,029)	$8,418	$(18,611)

Unaudited Consolidated Statement of Cash Flows for the nine months ended September 30, 2024 (in thousands)	As Previously Reported	Adjustment	As Restated
Net loss	$(16,998)	$2,314	$(14,684)
Loss on extinguishment of debt	$592	$952	$1,544
Gain on extinguishment of debt	$—	$(2,258)	$(2,258)
Change in fair value of forward purchase agreement	$8,575	$(452)	$8,123
Gain on modification of forward purchase agreement	$(1,443)	$(104)	$(1,547)
Change in fair value on derivative liabilities	$—	$31	$31
Net cash used in operating activities	$(3,251)	$483	$(2,768)